June 1, 2007

Supplement to the

Quant Funds Ordinary and Institutional Shares Prospectus

Dated November 1, 2006

This Supplement updates certain information contained in the currently effective Ordinary Shares and Institutional Shares Prospectus for Quant Small Cap Fund (the “Fund”), a series fund of the Quantitative Group of Funds (the “Trust”). You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 1-800-326-2151 or via the Internet at www.quantfunds.com.

U.S. Boston Capital Corporation (the “Distributor”) has voluntarily and temporarily agreed to waive 0.25% of the 0.50% distribution (Rule 12b-1) fees payable to the Distributor by the Quant Small Cap Fund (the “Fund”) with respect to its Ordinary Shares for the period June 1, 2007 through July 31, 2008. This reduction is subject to periodic review and the Distributor may modify or terminate this waiver at anytime. As a result of the fee waiver, information with respect to the Fund provided in the Quant Funds’ Prospectus dated November 1, 2006, under the headings “SUMMARY OF FEES AND EXPENSES”, and “HOW TO INVEST” are supplemented by the above information. Please refer to the Prospectus for additional information.

1074-00-0607

©2007 U.S. Boston Capital Corporation

Distributor of the Quant Funds, member NASD, SIPC

June 1, 2007

Supplement to the

Quant Funds Class A, Ordinary and Institutional Shares

Statement of Additional Information

Dated November 1, 2006

This Supplement updates certain information contained in the currently effective Class A, Ordinary Shares and Institutional Shares Statement of Information for Quant Small Cap Fund (the “Fund”), a series fund of the Quantitative Group of Funds (the “Trust”). You may obtain a copy of the Statement of Information, as supplemented, free of charge, by calling 1-800-326-2151 or via the Internet at www.quantfunds.com.

As of June 1, 2007, U.S. Boston Capital Corporation (the “Distributor”) has voluntarily and temporarily agreed to waive 0.25% of the 0.50% distribution (Rule 12b-1) fees payable to the Distributor by the Quant Small Cap Fund (the “Fund”) with respect to its Ordinary Shares for the period June 1, 2007 through July 31, 2008. This reduction is subject to periodic review and the Distributor may terminate or modify this waiver at anytime. As a result of the fee waiver, information with respect to the Fund provided in the Quant Funds’ Statement of Additional Information dated November 1, 2006, under the heading “Distributor and Distribution Plan” is supplemented by the above information. Please refer to the information in the corresponding section of the Statement of Additional Information.

1075-00-0607

©2007 U.S. Boston Capital Corporation

Distributor of the Quant Funds, member NASD, SIPC